UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22461

_________________________________________

Morgan Creek Global Equity Long/Short Institutional Fund

______________________________________________________________________________

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC27517

__________________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

Mark Vannoy Morgan Creek Capital Management, LLC 301 West Barbee Chapel Road Chapel Hill, North Carolina 27517

Registrant’s telephone number, including area code: (919) 933-4004

Date of fiscal year end: March 31

Date of reporting period: March 31, 2012

Item 1. Report to Stockholders.

Alternative Thinking About Investments

ANNUAL REPORT TO STOCKHOLDERS

For The Year Ended March 31, 2012

Morgan Creek Global Equity Long/Short Institutional Fund

Global Equity Long/Short Master Fund

Morgan Creek Global Equity

Long/Short Institutional Fund

(A Delaware Statutory Trust)

Financial Statements with Report of Independent Registered Public Accounting Firm

Period from October 3, 2011 (Commencement of Operations) Through March 31, 2012

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Letter to Investors:

The Morgan Creek Global Equity Long/Short Fund (the “Fund”) seeks to generate attractive long-term investment returns with a lower degree of volatility and correlation relative to traditional equity benchmarks. The Fund is opportunistic in nature and allocates to top-tier investment firms drawn from Morgan Creek Capital Management’s extensive network of relationships. The Fund expresses Morgan Creek’s top investment themes, which currently include: Wealth Transfer to Emerging Markets; Growth of the Asian Consumer; Energy & Natural Resources; and Demographics & Healthcare. The Fund is a feeder fund in a master-feeder fund structure, and will typically be diversified across multiple investment managers who vary by geography, sector and strategy.

Fourth Quarter 2011

Driven primarily by the euphoric (melt-up) environment for global equities that occurred during the month of October, the Fund struggled to keep pace with the long-only equity indices in a strong fourth quarter. Following five straight negative monthly performances, global equity markets surged over three weeks in October, with the MSCI World climbing 10.3% (a near-record monthly return). Strength in Q3 corporate earnings and the anticipation surrounding some resolution coming from the October EU Summit fueled much of the rally. Importantly, volatility levels remained elevated, with more than half of the trading days in October involving daily ranges in excess of 2%. The early quarter optimism quickly yielded to the reality of a deepening crisis in Europe, punctuated by various regime changes and soaring Italian sovereign bond yields during the last two months of the year. Once again, markets remained extremely volatile, as evidenced by the market action in November. With three trading days left in the month, the MSCI World was down (9.6%) (nearly erasing the October surge), only to stage a fierce, three-day rally that left the index down only (2.4%) to end the month.

Not only the quarter, but the entire year as a whole was filled with extremely high levels of volatility and correlation between individual stocks. Much has been made of these high correlations and how they have negatively affected fundamental stock-pickers over the past year, as macro concerns and newspaper headlines have dominated company-specific fundamentals in determining the direction of stock prices. Notably, 2011 saw at least 67 trading days in which 90% of the S&P 500 Index moved in the same direction, compared to only a combined 60 such trading days over the seven years from 2000 to 2006. As Grant’s Interest Rate Observer noted, using data going back to 1926, the levels of correlation in 2011 exceeded those experienced during the Great Depression, the 1970s inflation spike, the crash of 1987 and the financial crisis of 2008. To further illustrate the point, Grant’s also discussed two new securities that have been launched to express a bullish (Risk On, ticker ONN) or bearish (Risk Off, ticker OFF) view on the overall market. While macro events and financial engineering techniques can serve to overwhelm individual security analysis in the short run, business fundamentals ultimately determine a stock’s price over the long term (Ben Graham said famously that “the market is a voting machine in the short run and a weighing machine in the long run”). Therefore, the concept of mean reversion comes immediately to mind when assessing some of the recent difficulties faced by a number of talented stock pickers in 2011.

The Fund’s returns in Q4 were unfavorably impacted by the market environment described above, however, this creates a potentially great environment for long/short managers going forward as volatility and correlation levels begin to subside from their current extreme levels. The difficult market environment aside, the Fund’s Global Long/Short managers navigated the quarter quite well. This is an area of the portfolio that we continue to emphasize as the Global Long/Short allocation increased 9.5% during Q4. Other notable thematic shifts over the quarter occurred in the Fund’s allocations to Technology, up 6.0%, Energy & Natural Resources, down (8.1%), and Financials, down (10.8%). The reduced allocations were mostly the result of active sell decisions, as three outright sells during Q4 were Financials managers and two were focused on Energy & Natural Resources. While we plan to use future weakness to add incremental exposure to Energy & Natural Resources, as this long-term theme very much remains intact, we have no immediate plans to rebuild the Financials allocation within the portfolio. Conversely, the increased allocations to Global Long/Short and Technology resulted from active buy decisions as five managers were added across those parts of the portfolio during the quarter. Amazon Market Neutral, Glade Brook and Lakewood were added to Global Long/ Short, while JAT and Shannon River Doonbeg were added to Technology.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Letter to Investors:

First Quarter 2012

The MSCI World gained 11.6% in the first quarter, bringing its total return since the market lows in October of last year to an impressive 22.1%. U.S. markets have been particularly strong over this time period with the S&P 500 rising 29.6%, punctuated by a solid 12.6% in the first quarter, representing the best Q1 for the index in 14 years. Examining the index performance more closely, there was clearly a mean reversion factor at play in the first three months of the year, as the laggards of 2011 were generally the best performers. At the sector level, after declining (18.4%) in 2011, Financials went from worst-to-first by gaining an incredible 21.5% during the quarter. Meanwhile, Utilities went from first-to-worst and were the only sector to produce a negative return during the quarter. Similar mean reversion movements could be observed at the individual security level. Sears Holdings Corporation (“SHLD”) is one of many examples to pick from, but maybe best illustrates the point. After falling (58%) in 2011, the stock soared a stunning 111% in the three months of 2012; however, gravity appears to be taking over so far in the second quarter, as SHLD is down over (20%) and Financials are underperforming quite badly as the European credit crisis continues to worsen.

Despite the pronounced mean reversion acting as a headwind for some managers, the tailwinds generated by meaningful declines in volatility and correlation levels vs. last year created a generally favorable market environment for long/short investing. Within this context, the Fund’s returns in the first quarter were of particularly high quality given the preponderance of positive spread generated. Spread is industry jargon for the difference between the return on invested capital of longs versus shorts. While few managers were able to generate absolute positive performance on shorts, short positions considerably underperformed the market and long positions generally significantly outperformed the market. This phenomenon is a result of increasing dispersion/separation between “winners” and “losers” on the sector and individual security level increasing as volatility/correlations subsides. Generating positive spread is Alpha production in its purest form. Given the high level of Alpha generating spread in the managers within the portfolio, the Fund’s first quarter results were quite encouraging and this trend bodes well for the coming quarters.

Some of the largest producers of positive spread during the quarter were in the Fund’s largest theme allocations and highest conviction managers. Technology, Asia and Global Long/Short are the Fund’s largest exposures and drove the vast majority of performance during Q1. Within Technology, Tiger Global, the largest position in the Fund, gained 13.2% net. This result is particularly impressive considering net exposure was in the mid-20s throughout the quarter. Tiger Global generated a gross long return of 17.5%, which was driven by core holdings such as Apple and Priceline (two of the best performers across all markets). Perhaps more impressively, the short side of their portfolio broke even despite the significant rally in the markets that would have triggered negative performance in a poor quality short portfolio. Flowering Tree (also a top five position) returned 15.7% net in the first quarter and drove performance in Asia with similarly impressive positive spread between its longs and shorts. Like Tiger Global, Flowering Tree was able to minimize losses on the short side, while experiencing outsized gains in core long positions such as Tencent and Geely. Finally, within Global Long/Short, Hound (another top five position) was the best performer up 7.5% net and generated this return with net exposure in the low-20s. Hound generated gross returns of 11.7% on the long side versus a small loss of (4.2%) on the short side. Core longs such as W.R. Grace and TransDigm drove returns in Hound’s long book. Another common trend among these three managers, and more broadly across the portfolio, is managers did not chase the market rally, but instead used the upward moves to replenish and reload their short portfolios.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Letter to Investors:

Energy & Natural Resources exposures dragged on performance in the first quarter; however, this is an area where we are seeing great opportunity long-term despite the short-term challenges. Perhaps the largest area of frustration in the Fund during the first quarter was in gold equities. Our manager in the space, Bristol, got off to a superb start in January gaining 16.6%, only to subsequently give back all of this performance (and then some) by quarter-end. Much to our dismay, the stunning divergence between the performance of gold bullion and gold equities from 2011 grew even larger in the first quarter. In 2011, GLD (the gold bullion ETF) increased 10.1%, while GDX (the large cap gold equities ETF) declined (15.4%) and GDXJ (the small cap gold equities ETF) fell an astonishing (38.2%). In the first quarter, GLD rose 4%, yet GDX declined a further (7.9%) and GDXJ fell another (5.9%). Bristol makes a compelling case that gold equities are a leveraged (and significantly more tax efficient) way to invest in a rising gold price environment and if January is any evidence of this, the recent losses could potentially be erased in short order. For example, Bristol’s performance exceeded gold’s monthly return in January by 510 basis points, gaining 16.6% vs. 11.4% for GLD. In addition, the relative fundamentals for gold miners continue to improve as the five largest gold miners grew earnings 53.2% per annum from 2008 to 2011, yet share-price appreciation was only 9.1%. During the same period, spot gold posted a 21% per annum return. Bristol believes that the underperformance of gold equities versus gold bullion will reverse over the balance of the year as the market realizes higher gold prices are most likely here to stay and earnings continue to surprise to the upside (sell side analysts use an average gold price of $1250 versus the current $1650 gold price when projecting earnings). In a world where global central bank balance sheets (China, ECB, US and Japan) have increased from approximately $4.5 trillion to $14.5 trillion since 2006 (and stand poised to provide more stimulus as necessary) the fundamental underpinnings in support of the current and a potentially higher gold price remain firmly in place.

Regards, Mark W. Yusko Chief Executive Officer & Chief Investment Officer

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Morgan Creek Global Equity Long/Short Institutional Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Creek Global Equity Long/Short Institutional Fund (the Fund), including the schedule of investments, as of March 31, 2012, and the related statements of operations, cash flows, and changes in net assets for the period then ended. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian, management of the investment funds and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Fund at March 31, 2012, the results of its operations and its cash flows for the period then ended, and the changes in its net assets for the period then ended, in conformity with U.S. generally accepted accounting principles.

Raleigh, North Carolina

May 30, 2012

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Assets and Liabilities

March 31, 2012 (in U.S. Dollars)

Assets
Investment in Global Equity Long/Short Master Fund, at fair value (cost of $101,440)	$103,014
Due from Advisor	205,636
Prepaid assets	129,781
Total assets	$438,431

Liabilities
Accrued expenses and other liabilities	$272,410
Total liabilities	272,410
Net assets	$166,021

Components of net assets:
Net capital	$163,479
Accumulated net investment income	173
Accumulated net realized gain from investments	795
Net unrealized appreciation on investments	1,574
Net assets	$166,021

Net asset value per Share:
163.82 Shares issued and outstanding
50,000 registered Shares	$1,013.44

See accompanying notes and attached financial statements of Global Equity Long/Short Master Fund.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Operations

Period from October 3, 2011 (Commencement of Operations)

Through March 31, 2012 (in U.S. Dollars)

Fund investment income
Dividend	$3,070

Fund expenses
Offering costs	129,450
Professional fees	29,889
Administration fees	24,875
Trustees’ fees	12,000
Insurance fees	4,875
Transfer agent fees	3,000
Other fees	6,631
Total Fund expenses	210,720

Expense reimbursement	(211,302)
Net Fund income	(582)

Net investment income	3,652

Realized and unrealized gain from investment in Global Equity Long/Short Master Fund
Net realized gain from investments	795
Net change in unrealized appreciation on investments	1,574
Net realized and unrealized gain from investment in Global Equity Long/Short Master Fund	2,369
Net increase in net assets resulting from operations	$6,021

See accompanying notes and attached financial statements of Global Equity Long/Short Master Fund.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Changes in Net Assets

Period from October 3, 2011 (Commencement of Operations)

Through March 31, 2012 (in U.S. Dollars)

Increase in net assets resulting from operations:
Net investment income	$3,652
Net realized gain from investment in Global Equity Long/Short Master Fund	795
Net change in unrealized appreciation on investment in Global Equity Long/Short Master Fund	1,574
Net increase in net assets resulting from operations	6,021

Distributions to Shareholders from:
Net investment income	(3,479)

Capital share transactions:
Subscriptions (representing 60.24 Shares)	60,000
Distributions reinvested (representing 3.58 Shares)	3,479
Net increase in net assets resulting from capital share transactions	63,479
Net increase in net assets	66,021

Net assets
Beginning of period (representing 100.00 Shares)	100,000
End of period (representing 163.82 Shares)	$166,021
Accumulated net investment income	$173

See accompanying notes and attached financial statements of Global Equity Long/Short Master Fund.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Cash Flows

Period from October 3, 2011 (Commencement of Operations)

Through March 31, 2012 (in U.S. Dollars)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$6,021
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Cost of purchases of investment in Global Equity Long/Short Master Fund	(163,070)
Proceeds from sales of investment in Global Equity Long/Short Master Fund	62,425
Net realized gain from investment in Global Equity Long/Short Master Fund	(795)
Net change in unrealized appreciation on investment in Global Equity Long/Short Master Fund	(1,574)
Increase (decrease) in operating assets and liabilities:
Due from Advisor	(205,636)
Prepaid assets	100,651
Accrued expenses and other liabilities	41,978
Net cash used in operating activities	(160,000)

Cash flows from financing activities:
Subscriptions	60,000
Net cash provided by financing activities	60,000
Net change in cash	(100,000)

Cash
Beginning of period	100,000
End of period	$—

Supplemental disclosure of cash flow information:
Distributions reinvested	$3,479

See accompanying notes and attached financial statements of Global Equity Long/Short Master Fund.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements
March 31, 2012

1. Organization and Nature of Business

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on August 16, 2010. The Fund commenced operations on October 3, 2011 (“Commencement of Operations”) and operates pursuant to the Agreement and Declaration of Trust (the “Trust Instrument”). The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below.

The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in Global Equity Long/Short Master Fund (the “Master Fund”). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified management investment company (although it also intends to comply with Subchapter M diversification requirements, as described in more detail below). The Fund has the same objective as the Master Fund. The Master Fund is structured as a fund-of-funds whose investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Master Fund seeks to achieve this objective by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. The Master Fund normally invests 80% of its assets in Portfolio Funds that will primarily engage in long/ short equity strategies. Under normal circumstances, 80% or more of the investment portfolios of the Portfolio Funds on an aggregate basis will consist of equity securities and 40% or more of the investments portfolios of the Portfolio Funds on an aggregate basis will be non-U.S. securities. The Portfolio Funds are managed by third-party investment managers (the “Managers”) selected by the investment adviser, with the intention of adding additional Portfolio Funds as the need to diversity among additional Portfolio Funds increases.

Morgan Creek Capital Management, LLC (the “Advisor”), a North Carolina limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Fund’s investment adviser. The Advisor also serves as the investment adviser to the Master Fund, Morgan Creek Global Equity Long/Short Fund (the “U.S. Feeder Fund”) and Morgan Creek Opportunity Offshore Fund, Ltd. (the “Cay-man Feeder Fund”), (together with the Fund, the “Feeder Funds”). The Feeder Funds and the Master Fund are collectively referred to herein as the “Funds”. The Advisor is responsible for providing day-to-day investment management services to the Funds, subject to the supervision of the Funds’ Board of Trustees (the “Board”).

The Board has overall responsibility for monitoring and overseeing the Funds’ investment program and their management and operations. A majority of the Trustees are “Independent Trustees” who are not “interested persons” (as defined by the 1940 Act) of the Fund.

The Fund was initially capitalized with $100,000 of capital on September 12, 2011. The Fund commenced operations on October 3, 2011.

As of March 31, 2012, the Fund represented $103,014 or 0.17% of the Master Fund’s net assets. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements
March 31, 2012

2. Summary of Significant Accounting Policies

Basis for Accounting

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and in accordance with Accounting Standards Codification (“ASC”) as set forth by the Financial Accounting Standards Board (“FASB”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment in the Fund

The Fund is offered on a continuous basis through Town Hall Capital, LLC (the “Distributor”), an affiliate of the Advisor. The initial closing date (“Initial Closing Date”) for the public offering of shares (“Shares”) was October 3, 2011. Shares were offered at an initial offering price of $1,000 per Share, and have been offered in a continuous monthly offering thereafter at the Fund’s then current net asset value (“NAV”) per Share. The Distributor may enter into selected dealer arrangements with various brokers, dealers, banks and other financial intermediaries (“Selling Agents”), which have agreed to participate in the distribution of the Fund’s Shares.

Shares are to be sold to investors (“Shareholders”) that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended, and “qualified clients” within the meaning Rule 205-3 promulgated under the Advisers Act. A Selling Agent may establish higher minimum investment requirements for Shareholders who purchase shares through such Selling Agent. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum subsequent investment in the Fund by any Shareholder is $25,000. The minimum initial and subsequent investments may be reduced by the Fund with respect to certain Shareholders.

The Fund may from time to time offer to repurchase Shares from its Shareholders in accordance with written tenders by Shareholders. Any offer to repurchase Shares by the Fund will only be made to Shareholders at the same time as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including the Fund. Repurchases will be made at such times, in such amounts and on such terms and conditions determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares from Shareholders, the Board will consider the recommendations of the Advisor as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Advisor expects that it will generally recommend to the Board that the Fund offer to repurchase Shares from Shareholders quarterly on March 31, June 30, September 30 and December 31. The Fund will require that each tendering Shareholder tender a minimum of $50,000 worth of Shares.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate interest in the net assets of the Master Fund as of March 31, 2012. The Fund’s investment in the Master Fund would be considered level 3 as defined under fair valuation accounting standards. Valuation of Portfolio Funds and other investments held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes of the Master Fund’s financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Fund Investment Income and Operating Expenses

The Fund bears its own expenses including, but not limited to, legal, accounting (including third-party accounting services), auditing and other professional expenses, offering costs, administration expenses and custody expenses. Interest income is recorded on an accrual basis. Operating expenses are recorded as incurred.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements
March 31, 2012

Income Taxation

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies (“RICs”) and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of March 31, 2012. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund’s major tax jurisdictions are the United States, the State of Delaware and the State of North Carolina. As of March 31, 2012, the 2011 tax year remains subject to examination.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the“Modernization Act”) was signed into law. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

As of March 31, 2012, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$101,440
Gross tax unrealized appreciation	$1,574
Gross tax unrealized depreciation	—
Net tax unrealized appreciation (depreciation) on investments	$1,574

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in the Master Fund, which generally invests its assets in Portfolio Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements
March 31, 2012

The tax character of distributions paid during the period from October 3, 2011 (Commencement of Operations) through March 31, 2012 was as follows:

Distributions paid from:
Ordinary income	$3,479

Permanent differences, primarily due to the sale of marked-to-market PFICs, offering costs and non-deductible expenses relating to excise taxes paid, resulted in the following reclassifications among the Fund’s components of net assets as of March 31, 2012:

Accumulated net investment income (loss)	$—
Accumulated net realized gain (loss)	$—
Net capital	$—

As of March 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$968
Unrealized appreciation (depreciation)	$1,574
Capital and other losses	$—

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of losses deferred on the sales of Master Fund shares.

3. Management Fee, Related Party Transactions and Other

The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, expenses borne indirectly through the Fund’s investment in the Master Fund. The Fund does not pay the Advisor a management fee; however, as a holder of shares of the Master Fund, the Fund and its Shareholders are indirectly subject to the management fees charged to the Master Fund by the Advisor. Please refer to the attached financial statements of the Master Fund for a discussion of the computation of the management fee.

The Fund has entered into an Expense Limitation Agreement in which the Advisor has agreed to pay certain operating expenses of the Fund in order to maintain certain expenses at or below 1.35%, excluding amortization of acquired fund fees and expenses of the Fund’s average net assets until March 31, 2012. Expenses borne by the Advisor are subject to reimbursement by the Fund up to three years from the date the Advisor paid the expense, but no reimbursement will be made by the Fund at any time if it would result in its covered expenses exceeding the Expense Cap. Expenses covered by the Expense Cap include all of the Fund’s expenses (whether incurred directly by the Fund or indirectly at the Master Fund level) other than (i) Acquired Fund Fees and Expenses, (ii) any taxes paid by the Master Fund, (iii) expenses incurred directly or indirectly by the Fund as a result of expenses incurred by a Portfolio Fund, (iv) dividends on short sales, if any, and (v) any extraordinary expenses not incurred in the ordinary course of the Fund’s business (including, without limitation, litigation expenses).

If within three years following a waiver or reimbursement, the operating expenses of the Fund that previously received a waiver or reimbursement from the Advisor are less than the expense limit for the Fund, the Fund is required to repay the Advisor up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund has more than $50 million in assets, (2) the Advisor or an affiliate serves as the Fund’s investment adviser or administrator and (3) the Board of the Fund has approved in advance the payments to the Advisor at the previous quarterly meeting of the Board. As of March 31, 2012, the Fund has a receivable balance of $205,636 due from the Advisor, of which $205,636 is subject to repayment by the Fund in future years.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements
March 31, 2012

The Advisor has paid the Fund’s expenses categorized as offering costs. As of March 31, 2012, the Fund has prepaid offering costs of $129,781 and a payable balance of $257,359, of which $129,450 have been capitalized and amortized over a twelve-month period. The Advisor has also reimbursed the Fund of $211,302 for the period ended March 31, 2012.

The Advisor has paid and borne all expenses categorized as organizational costs.

State Street Bank and Trust Company (the “Administrator” or “State Street”) provides accounting and administrative services to the Fund under an administrative services agreement (the “Administration Agreement”). Pursuant to the Administration Agreement, State Street is paid a monthly administrative fee at an annual rate of 0.07% of the Fund’s monthly NAV for these services.

State Street also serves as the Fund’s custodian and transfer agent. State Street shall be entitled to custody fees as reasonable compensation for its services and expenses as agreed upon from time to time between the Fund and State Street. Transfer agent fees are payable monthly based on an annual per Shareholder account charge plus out-of-pocket expenses incurred by State Street on the Fund’s behalf. For the period ended March 31, 2012, the Fund incurred transfer agent fees of $3,000, of which $1,000 were payable as of March 31, 2012.

From time to time, the Fund may have a concentration of Shareholders holding a significant percentage of its net assets. Investment activities of these Shareholders could have a material impact on the Fund. As of March 31, 2012, the Advisor maintains a significant holding in the Fund which represents 63.23% of the Fund’s NAV.

4. Concentration Risk

The Fund invests in the Master Fund for which no ready market exists to provide liquidity. This strategy presents a high degree of business and financial risk due to the underlying Portfolio Funds in which the Master Funds invests. The Master Fund’s investments in Portfolio Funds are also subject to the risk associated with investing in Portfolio Funds. The Portfolio Funds are generally illiquid, and thus there can be no assurance that the Master Fund will be able to realize the value of such investments in Portfolio Funds in a timely manner. Since many of the Portfolio Funds may involve a high degree of risk, poor performance by one or more of the Portfolio Funds could severely affect the total returns of the Master Fund and the Fund.

5. Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

morgan creek capital management, llc | annual report to stockholders	13

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements

March 31, 2012

6. Financial Highlights

The following summary represents per Share data, ratios to average net assets and other financial highlights information for Shareholders for the period from October 3, 2011 (Commencement of Operations) through March 31, 2012:

Per Share operating performance:
Net asset value per Share, beginning of period	$1,000.00
Net investment income(a)	18.83
Net realized and unrealized gain	29.40
Net increase resulting from operations	48.23
Distributions paid
Net investment income	(34.79)
Net asset value per Share, end of period	$1,013.44
Total return(b)	4.96%
Ratio of total expenses to average net assets before expense reimbursement(c)	176.99%
Ratio of total expenses to average net assets after expense reimbursement(c)	0.68%
Ratio of net investment income to average net assets(d)	1.87%
Portfolio turnover(e)	27.73%
Net assets, end of period (in 000’s)	$166

(a)	Calculated based on the average Shares outstanding methodology.
(b)	Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of a Share on the last day of the period, assumes reinvestment of all distributions during the period, incurred when subscribing to the Fund. Total return is not annualized for periods less than twelve months.
(c)	Ratio includes expenses of the Master Fund.
(d)	Ratio includes income and expenses of the Master Fund.
(e)	The portfolio turnover rate reflects the investment activities of the Master Fund.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

7. Subsequent Events

Unless otherwise stated throughout the notes to the financial statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

morgan creek capital management, llc | annual report to stockholders	14

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Board of Trustees (Unaudited)

				Number of	Other Public
				Morgan	Company
		Term of		Creek-Advised	Directorships
		Office(2) and	Principal Occupation(s)	Funds	Held by Trustee
	Position(s) held	Length of	During Past Five Years and	Overseen	In the Past Five
Name(1) and Year of Birth	With Registrant	Time Served	Other Relevant Qualifications(3)	by Trustee	Years
Independent Trustees
William C. Blackman	Trustee	Since 2010	Shareholder of Blackman & Sloop (accounting firm)	3 Funds	None
1946			from 2005 to June 2008.

Michael S. McDonald	Trustee	Since 2010	Vice President of McDonald Automotive Group	3 Funds	None
1966			(automobile franchises) since 1989.

Sean S. Moghavem	Trustee	Since 2010	President of Archway Holdings Corp. since prior to	3 Funds	None
1964			2005 to present; President of URI Health and Beauty
LLC since prior to 2005 to present; President of
Archway Holdings-Wilmed LLC from April 2008 to
present.
Interested Trustees(4)
Mark W. Yusko	Trustee,	Since 2010	Mr. Yusko is Chief Investment Officer and Chief	3 Funds	None
1963	Chairman		Executive Officer of Morgan Creek Capital
	and President		Management, LLC since July, 2004. Previously, Mr.
Yusko served as President and Chief Executive Officer
for UNC Management Co., LLC from January 1998
through July 2004, where he was responsible for all
areas of investment management for the UNC
Endowment and Affiliated Foundation Funds.

Michael Hennessy	Trustee,	Since 2010	Mr. Hennessy is Managing Director of Morgan Creek	3 Funds	None
1957	Managing		Capital Management, LLC since July, 2004. Previously,
	Director and		Mr. Hennessy served as Vice President for UNC
	Investments		Management Co., LLC from January 1998 through
July 2004, where he was responsible for all areas of
investment management for the UNC Endowment and
Affiliated Foundation Funds.

(1)	The address for each of the Funds’ Trustees is c/o Morgan Creek Capital Management, LLC, 301 West Barbee Chapel Road, Chapel Hill, NC 27517.

(2)	Trustees serve until their resignation, removal or death.

(3)	The information above includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee’s qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the Funds.

(4)	Mr. Yusko and Mr. Hennessy are “interested persons,” as defined in the 1940 Act, of the Funds based on their position with Morgan Creek Capital Management, LLC and its affiliates.

Fund Management (Unaudited)

	Position(s) held	Length of
Name and Year of Birth	With Registrant	Time Served	Principal Occupation(s) During Past Five Years
Officers
Mark B. Vannoy 1976	Treasurer	Since 2010	Mr. Vannoy joined Morgan Creek in January 2006 and serves as Director of Fund Administration. Prior to Morgan Creek, Mr. Vannoy worked at Nortel Networks, Ernst & Young, and KPMG both in the United States and Cayman Islands.

Taylor Thurman 1979	Chief Compliance Officer	Since 2011	Mr. Thurman joined Morgan Creek in February 2006 and serves as Director. Prior to Morgan Creek, Mr. Thurman was employed by Cambridge Associates, LLC, an investment consulting firm, from 2003 to February 2006.

David K. James 1970	Secretary	Since 2010	Vice President and Managing Counsel, State Street Bank and Trust Company (2009 to present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 to 2009); Retired (2005); and Assistant Vice President and Counsel, State Street Bank and Trust Company (October 2000 to December 2004).

morgan creek capital management, llc | annual report to stockholders	15

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Master Fund’s policies and procedures with respect to the voting of proxies relating to the Portfolio Funds; and (2) how the Master Fund voted proxies relating to Portfolio Funds during the most recent 12-month period ended March 31 is available without charge, upon request, by calling the Master Fund at 1-919-933-4004. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Master Fund also files a complete Schedule of Investments with the Securities and Exchange Commission for the Master Fund’s first and third fiscal quarters on Form N-Q. The Master Fund’s Form N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Masters Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-919-933-4004.

Privacy Notice for Clients/Customers/Service Providers of Morgan Creek Capital Management, LLC

As required under applicable federal law, this notice informs you of the privacy policies of Morgan Creek Capital Management, LLC, its affiliated entities and its affiliated investment funds (collectively referred to as “the Advisor”).

The Advisor will not disclose information concerning the Advisory Clients, investors or former clients or investors, such as names, addresses, social security numbers, tax identification numbers, net worth, total assets, income, and other financial information necessary to determine required accreditation standards (the “Information”) except: (i) to the administrator, the Advisor’s attorneys, accountants, auditors and to other service providers that assist the Advisor in providing advisory services and/or effecting client transactions and who have a need for the Information in connection with such providing services; (ii) to third-party service providers or financial institutions who may be providing marketing services to the Advisor, provided that such persons must agree to protect the confidentiality of the Information and use the Information only for the purposes of providing services to the Advisor; and (iii) as otherwise required or permitted by law. The Advisor restricts access to the Information to employees who need to know the Information to provide services to the Advisor, its advisory clients and investors. The Advisor also maintains physical, electronic and procedural safeguards that comply with U.S. federal standards to guard the Information.

morgan creek capital management, llc | annual report to stockholders	16

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

This Privacy Notice relates to the following entities:

Morgan Creek Capital Management, LLC

Morgan Creek Fund Management, LLC

Morgan Creek Capital Partners, LLC

Morgan Creek Capital Partners Asia, LLC

Morgan Creek RE GP, LLC

Morgan Creek GP Co-Invest (PAA), LLC

Morgan Creek Opportunity Fund, LP

Morgan Creek Opportunity Offshore Fund, Ltd.

Morgan Creek Absolute Return Fund, LP

Morgan Creek Absolute Return Offshore Fund (SPC), Ltd.

Morgan Creek Absolute Return Master Fund, LP

Morgan Creek BRIC Plus Fund, LP

Morgan Creek BRIC Plus Offshore Fund, Ltd.

Morgan Creek BRIC Plus Master Fund, Ltd.

The Morgan Creek Fund, LP

The Morgan Creek Fund, Ltd.

Morgan Creek Dislocation Master Fund, LP

Morgan Creek Dislocation Fund, LP

Morgan Creek Dislocation Offshore Fund, Ltd.

Morgan Creek Credit Strategies Fund, LP

Morgan Creek Credit Strategies Fund, Ltd.

Morgan Creek Partners I, LP

Morgan Creek Partners II, LP

Morgan Creek Partners III, LP

Morgan Creek Partners IV, LP

Approval of Investment Management Agreement

The Board of Trustees (the “Board” or each separately a “Trustee”) met for the first time at an in-person organizational meeting on October 4, 2010. Matters bearing on the Fund’s investment management agreement (the “Agreement”) with Morgan Creek Capital Management, LLC (“Morgan Creek” or the “Advisor”) were considered at organizational meeting. The Trustees received information relating to the Agreement derived from a number of sources and covering a range of issues. At the meeting, the Board, including a majority of the Trustees who are not “interested persons” as defined under the Investment Company Act of 1940, as amended (“Independent Trustees”), unanimously voted to approve the Agreement with Morgan Creek for the Fund for an initial twenty-four month period beginning October 3, 2011, the date the Fund commenced operations.

In considering the initial approval of the Agreement, the Independent Trustees requested and evaluated extensive materials from Morgan Creek and other sources, including, among other items: (a) an overview of the discretionary investment advisory services provided by Morgan Creek; (b) the breadth and experience of the investment management and research staff of Morgan Creek; (c) financial information for Morgan Creek; (d) marketing and distribution support to be provided by Morgan Creek to the Fund; (e) the current Form ADV of Morgan Creek; (f) the expected profitability report of Morgan Creek with respect to the Fund; (g) the fees charged to other clients relative to fees charged to the Fund by Morgan Creek; and (h) the resources devoted to compliance with the Fund’s (i) investment policy, (ii) investment restrictions, (iii) policies on personal securities transactions, (iv) other policies and procedures that form Morgan Creek’s portions of the Fund’s compliance program and (v) Morgan Creek’s responsibilities overseeing the Fund’s service providers.

morgan creek capital management, llc | annual report to stockholders	17

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

The Independent Trustees, as well as the full Board, considered all factors it believed relevant with respect to Morgan Creek, including but not limited to: the nature and quality of services provided; investment performance relative to appropriate peer groups and indices; skills, breadth of experience and capabilities of personnel, including continued employment of key personnel; stability of management; comparative data on fees, expenses and performance; marketing and distribution capabilities; potential economies of scale; commitments to provide high levels of support and service to the Fund; commitment for a period of time to provide contractual expense cap to the Fund; potential benefits to Morgan Creek from its relationship to the Fund, including revenues to be derived from services provided to the Fund by their affiliates, if any; and potential benefits to the Fund and its shareholders of receiving research services, if any, from broker/dealer firms in connection with allocation of portfolio transactions to such firms.

In determining to approve the Agreement, the Board considered the following factors:

Nature, Extent and Quality of Services. The Board reviewed and considered the nature, extent and quality of the proposed services to be provided by Morgan Creek and expects that such services will be of high-quality and in the best interests of the Fund, noting that the Advisor’s prior history, experience and reputation are exceptional.

Investment Performance. The Board noted that while the Fund has no performance of its own yet, the Advisor’s historical performance record for investment strategies similar to the Fund was good in comparison to relevant benchmarks across various 1-year, 3-year and 5-year periods.

Economies of Scale. The Board discussed economies of scale noting that it was premature to evaluate as the Fund had not commenced operations at the time of the organizational meeting.

Service and Cost Comparisons. The Board compared the projected expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of similar funds. The Board also noted that an advisory fee waiver structure would be in effect for the Fund. The Board were presented with various information comparing the advisory fee to the fee for other types of accounts managed by the Advisor.

Conclusions. The Board concluded that Morgan Creek was experienced in managing similar investments products as the Fund and its key personnel have sufficient expertise necessary to serve as investment adviser to the Fund. The Board also concluded that the Fund’s projected expense ratios and potential profitability to Morgan Creek of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking at this time as the Fund had not become operational. The Board did not view the potential profitability of ancillary services as material to its decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Board through the exercise of its business judgment determined that the approval of the Agreement was in the best interest of the Fund and the compensation to be payable under the Agreement was fair and reasonable.

morgan creek capital management, llc | annual report to stockholders	18

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Morgan Creek Global Equity Long/Short Institutional Fund

301 West Barbee Chapel Road, Suite 200

Chapel Hill, NC 27517

Trustees

William C. Blackman

Michael S. McDonald

Sean S. Moghavem

Mark W. Yusko

Michael Hennessy

Officers

Mark B. Vannoy

Taylor Thurman

David K. James

Advisor

Morgan Creek Capital Management, LLC

301 West Barbee Chapel Road, Suite 200

Chapel Hill, NC 27517

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

4130 ParkLake Avenue, Suite 500

Raleigh, NC 27612

Legal Counsel

Seward & Kissel LLP

1200 G Street, NW, Suite 350

Washington, DC 20005

morgan creek capital management, llc | annual report to stockholders	19

Global Equity Long/Short Master Fund

Annual Report to Stockholders

For the Year Ended March 31, 2012

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Global Equity Long/Short Master Fund:

We have audited the accompanying statement of assets and liabilities of Global Equity Long/Short Master Fund (the Fund), including the schedule of investments, as of March 31, 2012, and the related statements of operations, cash flows, and changes in net assets for the period then ended. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian, management of the investment funds and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Fund at March 31, 2012, the results of its operations and its cash flows for the period then ended, and the changes in its net assets for the period then ended, in conformity with U.S. generally accepted accounting principles.

Raleigh, North Carolina

May 30, 2012

morgan creek capital management, llc | annual report to stockholders	21

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Statement of Assets and Liabilities

March 31, 2012 (in U.S. Dollars)

Assets
Investments in Portfolio Funds, at fair value (cost of $49,546,795)	$52,438,465
Cash and cash equivalents	8,438,707
Due from Portfolio Funds	10,758,369
Prepaid assets	25,999
Total assets	$71,661,540

Liabilities
Redemptions payable	$12,000,000
Management fees payable	176,507
Accrued expenses and other liabilities	140,166
Accrued interest payable	28,360
Due to Advisor	4,292
Total liabilities	12,349,325
Net assets	$59,312,215

Components of net assets:
Net capital	$58,381,320
Accumulated net investment loss	(1,476,739)
Accumulated net realized loss from investments in Portfolio Funds	(484,036)
Net unrealized appreciation on investments in Portfolio Funds	2,891,670
Net assets	$59,312,215

Net asset value per Share:
58,519.77 Shares issued and outstanding, unlimited Shares authorized	$1,013.54

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

morgan creek capital management, llc | annual report to stockholders	22

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Schedule of Investments

March 31, 2012 (in U.S. Dollars)

						Next
			Percent			Available
Investments in			of Net			Redemption
Portfolio Funds	Cost	Fair Value	Assets	Domicile	Liquidity(1),(2)	Date (3)
Asia
Ashoka Offshore Fund
36,796 shares - Series A - Unrestricted	$3,724,063	$4,103,286	6.92%	Cayman Islands	Quarterly	6/30/2012
Value Partners Hedge Fund, Ltd.
80,880 shares - Series 45	2,278,389	2,319,638	3.91	Cayman Islands	Monthly	4/30/2012
Value Partners Hedge Fund, Ltd.
68,111 shares - Series 47	1,918,700	1,953,437	3.29	Cayman Islands	Monthly	4/30/2012
Total Asia	7,921,152	8,376,361	14.12

Emerging Markets
Amiya Global Emerging Opportunities Fund, Ltd.
14,887 shares - Class B2	3,295,326	3,174,920	5.35	Cayman Islands	Quarterly	6/30/2012
Total Emerging Markets	3,295,326	3,174,920	5.35

Energy & Natural Resources
HFR He Bristol Fund
500 shares - Series D	500,000	397,989	0.67	Bermuda	Monthly	4/30/2012
Standard Investment Research Energy Opportunities
1,500 shares - Class A	1,418,096	1,572,340	2.65	Cayman Islands	Quarterly	9/30/2012
Total Energy & Natural Resources	1,918,096	1,970,329	3.32

Financials
Samlyn Offshore, Ltd.
366 shares - Class S	366,001	366,001	0.62	Cayman Islands	0 - 5 Years	N/A
Total Financials	366,001	366,001	0.62

Global Long/Short
Amazon Market Neutral Fund
5,754 shares - Class A	$2,000,000	$1,957,076	3.30%	Cayman Islands	Monthly	4/30/2012
Atlas Leveraged Fund, Ltd.
2,770 shares - Class B	2,612,896	2,478,596	4.18	Cayman Islands	Monthly	4/30/2012
Glade Brook Global Offshore Fund, Ltd.
2,500 shares - Class FC-UR-2	2,500,000	2,571,745	4.34	Cayman Islands	Quarterly	6/30/2012
Hound Partners Offshore Fund, Ltd.
4,910 shares - Class A	5,168,527	6,052,858	10.19	Cayman Islands	Quarterly	6/30/2012
Lakewood Capital Offshore Fund, Ltd.
1,556 shares - Class A-1	2,500,000	2,679,651	4.52	Cayman Islands	Quarterly	6/30/2012
Viking Global Equities III, Ltd.					Every
1,165 shares - Class H	2,037,219	2,295,117	3.87	Cayman Islands	1 - 3 Years	Various
Viking Global Equities III, Ltd.					Every
447 shares - Class I	796,165	898,637	1.52	Cayman Islands	1 - 3 Years	Various
Total Global Long/Short	17,614,807	18,933,680	31.92

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.
2,650 shares - Series A	2,688,479	3,027,298	5.10	Cayman Islands	Quarterly	6/30/2012
Expo Health Sciences Fund, Ltd.
3,140 shares - Class A	2,849,834	2,743,432	4.63	Cayman Islands	Quarterly	6/30/2012
Total Healthcare	5,538,313	5,770,730	9.73

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

morgan creek capital management, llc | annual report to stockholders	23

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Schedule of Investments

March 31, 2012 (in U.S. Dollars)

						Next
			Percent			Available
Investments in			of Net			Redemption
Portfolio Funds	Cost	Fair Value	Assets	Domicile	Liquidity(1),(2)	Date (3)

Technology
Artis Partners 2X, Ltd.
1,777 shares - Class K	$206,301	$177,726	0.30%	Cayman Islands	0-5 Years	N/A
Doonebeg Fund, Ltd.
2,500 shares - Class A	2,500,000	2,668,981	4.50	Cayman Islands	Quarterly	6/30/2012
Empire Capital Partners Enhanced, Ltd.
2,500 shares - Class A	2,500,000	2,587,928	4.36	Cayman Islands	Quarterly	6/30/2012
JAT Capital Offshore Fund, Ltd.
1,741 shares - Series A	2,500,000	2,189,376	3.69	Cayman Islands	Quarterly	6/30/2012
Tiger Global, Ltd.					Semi-Annually
6,636 shares - Class C	3,216,483	3,858,709	6.51	Cayman Islands	to Annually	Various
Tiger Global, Ltd.					Semi-Annually
8,526 shares - Class E	1,970,316	2,363,724	3.99	Cayman Islands	to Annually	Various
Total Technology	12,893,100	13,846,444	23.35
Total Investments in Portfolio Funds	$49,546,795	$52,438,465	88.41%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(2)	0 - 5 Years - Portfolio Funds will periodically redeem depending on cash availability.
(3)	Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after March 31, 2012 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

morgan creek capital management, llc | annual report to stockholders	24

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Statement of Operations

Period from October 3, 2011 (Commencement of Operations)

Through March 31, 2012 (in U.S. Dollars)

Expenses
Management fees	$347,911
Professional fees	215,935
Administration fees	169,637
Interest expense	28,360
Insurance fees	23,525
Advisory fees	17,240
Consultancy fees	15,000
Trustees’ fees	12,000
Transfer agent fees	3,047
Offering costs	2,474
Other fees	8,092
Total expenses	843,221
Net investment loss	(843,221)

Realized and unrealized gain from investments in Portfolio Funds
Net realized gain from investments in Portfolio Funds	1,118,131
Net change in unrealized appreciation on investments in Portfolio Funds	2,891,670
Net realized and unrealized gain from investments in Portfolio Funds	4,009,801
Net increase in net assets resulting from operations	$3,166,580

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

morgan creek capital management, llc | annual report to stockholders	25

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Statement of Changes in Net Assets

Period from October 3, 2011 (Commencement of Operations)

Through March 31, 2012 (in U.S. Dollars)

Increase in net assets resulting from operations:
Net investment loss	$(843,221)
Net realized gain from investments in Portfolio Funds	1,118,131
Net change in unrealized appreciation on investments in Portfolio Funds	2,891,670
Net increase in net assets resulting from operations	3,166,580

Distributions to Shareholders from:
Net investment income	(2,236,922)

Capital share transactions:
Subscriptions (representing 68,080.51 Shares)	68,171,555
Redemptions (representing 11,964.20 Shares)	(12,125,920)
Distributions reinvested (representing 2,303.46 Shares)	2,236,922
Net increase in net assets resulting from capital share transactions	58,282,557
Net increase in net assets	59,212,215

Net assets
Beginning of period (representing 100.00 Shares)	100,000
End of period (representing 58,519.77 Shares)	$59,312,215
Accumulated net investment loss	$(1,476,739)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

morgan creek capital management, llc | annual report to stockholders	26

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Statement of Cash Flows

Period from October 3, 2011 (Commencement of Operations)

Through March 31, 2012 (in U.S. Dollars)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$3,166,580
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in Portfolio Funds	(14,652,363)
Proceeds from sales of investments in Portfolio Funds	31,223,816
Net realized gain from investments in Portfolio Funds	(1,118,131)
Net change in unrealized appreciation on investments in Portfolio Funds	(2,891,670)
Increase (decrease) in operating assets and liabilities:
Due from Portfolio Funds	(10,758,369)
Prepaid assets	(22,039)
Management fees payable	176,507
Accrued expenses and other liabilities	136,206
Accrued interest payable	28,360
Due to Advisor	4,292
Net cash provided by operating activities	5,293,189

Cash flows from financing activities:
Proceeds from advances on line of credit	6,500,000
Repayments of advances on line of credit	(6,500,000)
Subscriptions	3,171,438
Redemptions, net of redemptions payable	(125,920)
Net cash provided by financing activities	3,045,518
Net increase in cash and cash equivalents	8,338,707

Cash and cash equivalents
Beginning of period	100,000
End of period	$8,438,707

Supplemental disclosure of cash flow information:
Distributions reinvested	$2,236,922
Interest paid	$—

Supplemental disclosure of non-cash transactions:
Contributions received in-kind	$65,000,117

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

morgan creek capital management, llc | annual report to stockholders	27

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements

March 31, 2012

1. Organization and Nature of Business

Global Equity Long/Short Master Fund (the “Master Fund”) was organized under the laws of the State of Delaware as a statutory trust on August 16, 2010. The Master Fund commenced operations on October 3, 2011 (“Commencement of Operations”) and operates pursuant to the Agreement and Declaration of Trust (the “Trust Instrument”). The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Master Fund is structured as a fund-of-funds whose investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Master Fund seeks to achieve this objective by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. The Master Fund normally invests 80% of its assets in Portfolio Funds that will primarily engage in long/short equity strategies. Under normal circumstances, 80% or more of the investment portfolios of the Portfolio Funds on an aggregate basis will consist of equity securities and 40% or more of the investments portfolios of the Portfolio Funds on an aggregate basis will be non-U.S. securities. The Portfolio Funds are managed by third-party investment managers (the “Managers”) selected by the investment adviser, with the intention of adding additional Portfolio Funds as the need to diversity among additional Portfolio Funds increases.

Morgan Creek Capital Management, LLC (the “Advisor”), a North Carolina limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Master Fund’s investment adviser. The Advisor also serves as the investment adviser to Morgan Creek Global Equity Long/ Short Fund (the “U.S. Feeder Fund”), Morgan Creek Global Equity Long/Short Institutional Fund (the “Institutional Feeder Fund”) and Morgan Creek Opportunity Offshore Fund, Ltd. (the “Cayman Feeder Fund”), (together the “Feeder Funds”). The Feeder Funds and the Master Fund are collectively referred to herein as the “Funds”. The Advisor is responsible for providing day-to-day investment management services to the Funds, subject to the supervision of the Funds’ Board of Trustees (the “Board”).

The Board has overall responsibility for monitoring and overseeing the Funds’ investment program and their management and operations. A majority of the Trustees are “Independent Trustees” who are not “interested persons” (as defined by the 1940 Act) of the Master Fund.

The Master Fund is a “Master” fund in a “Master-Feeder” structure whereby the Feeder Funds invest substantially all of their assets in the Master Fund. As of March 31, 2012, the U.S. Feeder Fund, the Institutional Feeder Fund and the Cayman Feeder Fund represented $41,659 or 0.07%, $103,014 or 0.17% and $59,062,760 or 99.58%, respectively, of the Master Fund’s net assets.

Investors in the Master Fund (“Shareholders”) are governed by the Trust Instrument and bound by its terms and conditions. The security purchased by a Shareholder is a beneficial interest (a “Share”) in the Master Fund. All Shares shall be fully paid and are non-assessable. Shareholders shall have no preemptive or other rights to subscribe for any additional Shares.

The U.S. Feeder Fund and Institutional Feeder Fund have entered into distribution agreements (the “Distribution Agreements”) with Town Hall Capital, LLC (the “Distributor”), an affiliate of the Advisor, to provide for distribution of the Shares on a reasonable best efforts basis, subject to various conditions. The Distributor may enter into selected dealer arrangements with various brokers, dealers, banks and other financial intermediaries (“Selling Agents”), which have agreed to participate in the distribution of the U.S. Feeder Fund’s and Institutional Feeder Fund’s Shares.

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Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements

March 31, 2012

Shares in the Master Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Regulation D under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Master Fund generally may be made only by U.S. investment companies or other investment vehicles that are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the 1933 Act and “qualified clients” within the meaning of Rule 205-3 promulgated under the Advisers Act. The Master Fund may decline to accept any investment in its discretion. The Master Fund’s registration statement by itself does not constitute an offer to sell, or the solicitation of an offer to buy, any security within the meaning of the 1933 Act. The Board (or its designated agent) may admit Shareholders to the Master Fund from time to time upon the execution by a prospective investor of the appropriate documentation. Shares will be issued at the net asset value (“NAV”) per Share of the Master Fund.

The Board, from time to time and in its sole discretion, may determine to cause the Master Fund to offer to repurchase Shares from Shareholders, including the Feeder Funds, pursuant to written tenders by Shareholders. The Advisor anticipates that it will recommend to the Board to cause the Master Fund to conduct repurchase offers on a quarterly basis in order to permit the Master Fund to conduct repurchase offers for Shares. However, there are no assurances that the Board will, in fact, decide to undertake any repurchase offer. The Master Fund will make repurchase offers, if any, to all Shareholders, on the same terms, which may affect the size of the Master Fund’s repurchase offers. A Shareholder may determine, however, not to participate in a particular repurchase offer or may determine to participate to a limited degree, which will affect the liquidity of the investment of any investor in the Shareholder. In the event of a tender for redemption, the Master Fund, subject to the terms of the Trust Instrument and the Master Fund’s ability to liquidate sufficient Master Fund investments in an orderly fashion determined by the Board to be fair and reasonable to the Master Fund and all of the Shareholders, shall pay to such redeeming Shareholder within 90 days the proceeds of such redemption, provided that such proceeds may be paid in cash, by means of in-kind distribution of Master Fund investments, or as a combination of cash and in-kind distribution of Master Fund investments. Shares will be redeemed at the NAV per Share of the Master Fund.

2. Summary of Significant Accounting Policies

Basis for Accounting

The accompanying financial statements of the Master Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and in accordance with Accounting Standards Codification (“ASC”) as set forth by the Financial Accounting Standards Board (“FASB”). The Master Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation of Portfolio Funds

The Master Fund carries its investments in Portfolio Funds at fair value in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The NAV of the Master Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Advisor. The Master Fund’s NAV is calculated by State Street Bank & Trust Company, the Master Fund’s administrator (the “Administrator,” the “Custodian,” the “Transfer Agent” or “State Street”).

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Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements

March 31, 2012

The Board has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for overseeing and monitoring the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters and overseeing implementation of the valuation procedures used by the Master Fund to value securities, including the fair value of the Master Fund’s investments in Portfolio Funds.

Investments in Portfolio Funds held by the Master Fund are valued as follows:

The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with Accounting Standards Update 2009-12, Fair Value Measurements and Disclosures (Topic 820) — Investments in Certain Entities That Calculate Net Assets Value per Share (or Its Equivalent) (“ASU 2009-12”). If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the Managers of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund under procedures adopted by the Board and subject to the Board’s supervision. The Advisor values the Master Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Master Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Master Fund been available.

Cash and cash equivalents

Cash and cash equivalents include cash held on deposit in a segregated account with the Master Fund’s Custodian.

Income and Operating Expenses

The Master Fund bears its own expenses including, but not limited to, legal, accounting (including third-party accounting services), auditing and other professional expenses, offering costs, administration expenses and custody expenses. Interest income and interest expense are recorded on an accrual basis. Operating expenses are recorded as incurred.

Recognition of Gains and Losses

Change in unrealized appreciation (depreciation) from each Portfolio Fund is included in the Statement of Operations as net change in unrealized appreciation on investments in Portfolio Funds.

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Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements

March 31, 2012

Investment transactions in Portfolio Funds are recorded on a trade date basis. Any proceeds received from Portfolio Fund redemptions that are in excess of the Portfolio Funds’ cost basis are classified as net realized gain from investments in Portfolio Funds on the Statement of Operations. Any proceeds received from Portfolio Fund redemptions that are less than the Portfolio Funds’ cost basis are classified as net realized loss from investments in Portfolio Funds on the Statement of Operations. Realized gains and losses from investments in Portfolio Funds are calculated based on average cost basis.

Income Taxation

The Master Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies (“RICs”) and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Master Fund files tax returns with the U.S. Internal Revenue Service and various states. The Master Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Master Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of March 31, 2012. If applicable, the Master Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years. The Master Fund’s major tax jurisdictions are the United States, the State of Delaware and the State of North Carolina. As of March 31, 2012, the 2011 tax year remains subject to examination.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the“Modernization Act”) was signed into law. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

As of March 31, 2012, the Master Fund had no accumulated capital loss carryfoward for tax purposes which will expire according to the following schedule:

March 31, 2012	$—

As of March 31, 2012, the Master Fund had available for federal income tax purposes unused short-term capital losses that will not expire:

Short-term losses (no expiration)	$—

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Master Fund’s next taxable year. For the year ended March 31, 2012, the Master Fund deferred to April 1, 2012 for U.S. federal income tax purposes the following losses:

Post-October currency and specified ordinary losses	$—
Post-October short-term capital losses	$(484,036)
Post-October long-term capital losses	$—

As of March 31, 2012, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$53,283,706
Gross tax unrealized appreciation	$—
Gross tax unrealized depreciation	(845,241)
Net tax unrealized appreciation (depreciation) on investments	$(845,241)

Distribution of Income and Gains

The Master Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

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Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements

March 31, 2012

In order to satisfy the diversification requirements under Subchapter M of the Code, the Master Fund generally invests its assets in Portfolio Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Master Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Master Fund (the “DRIP”), each Shareholder whose shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

The tax character of distributions paid during the period from October 3, 2011 (Commencement of Operations) through March 31, 2012 was as follows:

Distributions paid from:
Ordinary income	$2,236,922

Permanent differences, primarily due to the sale of marked-to-market PFICs, offering costs and non-deductible expenses relating to excise taxes paid, resulted in the following reclassifications among the Master Fund’s components of net assets as of March 31, 2012:

Accumulated net investment income (loss)	$1,603,404
Accumulated net realized gain (loss)	$(1,602,167)
Net capital	$1,237

As of March 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,260,172
Unrealized appreciation (depreciation)	$(845,241)
Capital and other losses	$(484,036)

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

3. Fair Value of Financial Instruments

In accordance ASC 820, the Master Fund discloses the fair value of its investments in Portfolio Funds in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs including fair value of investments with the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date; and

Level 3 — Other significant unobservable inputs including fair value of investments that do not have the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

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Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements

March 31, 2012

A Portfolio Fund’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes“observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Portfolio Funds within the hierarchy is based upon the redemption terms of the Portfolio Funds and does not necessarily correspond to the Advisor’s perceived risk of the Portfolio Funds.

All of the Master Fund’s investments in Portfolio Funds have been classified within level 2 or level 3. The Master Fund generally does not hold any investments that could be classified as level 1, as observable prices are typically not available. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds is as reflected on the Schedule of Investments.

Hedge funds are generally funds whose shares are issued pursuant to an exemption from registration under the 1940 Act or are issued offshore that typically offer subscription and redemption options to investors. The frequency of such subscriptions or redemptions is dictated by such fund’s governing documents. The amount of liquidity provided to investors in a particular fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds vary based on various factors and may include “gates,” “holdbacks” and “side pockets” imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations.

In May 2011, FASB issued ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.” ASU 2011-04 results in common requirements for measurement of, and disclosure about, fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 expands the qualitative and quantitative disclosure requirements for fair value measurements categorized within Level 3 of the fair value hierarchy, and requires a description of the valuation processes in place and the sensitivity of the fair value to changes in unobservable inputs. ASU 2011-04 is effective for annual and interim reporting periods beginning after December 15, 2011. The Advisor is currently evaluating the implications of ASU 2011-04 and its impact to the financial statements.

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Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements

March 31, 2012

The following is a summary of the inputs used as of March 31, 2012 in valuing the Master Fund’s investments in Portfolio Funds carried at fair value:

	Assets at Fair Value as of March 31, 2012
	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds
Asia	$—	$8,376,361	$—	$8,376,361
Emerging Markets	—	3,174,920	—	3,174,920
Energy & Natural Resources	—	397,989	1,572,340	1,970,329
Financials	—	—	366,001	366,001
Global Long/Short	—	9,687,068	9,246,612	18,933,680
Healthcare	—	5,770,730	—	5,770,730
Technology	—	7,446,285	6,400,159	13,846,444
Total Investments in Portfolio Funds	$—	$34,853,353	$17,585,112	$52,438,465

There were no changes in valuation technique and no transfers between the levels of the fair value hierarchy during the reporting period. Transfers between the levels of the fair value hierarchy are recorded on the date the transfers occur.

The following is a reconciliation of investments in Portfolio Funds for which significant unobservable inputs (level 3) were used in determining fair value:

	Energy &		Global
	Natural Resources	Financials	Long/Short	Technology	Total
Balance as of October 3, 2011 (Commencement of Operations)	$—	$—	$—	$—	$—
Purchases	1,418,096	3,468,683	8,774,429	10,311,492	23,972,700
Sales	—	(3,187,726)	(911,083)	(5,021,881)	(9,120,690)
Net realized gain	—	85,044	138,565	103,489	327,098
Net change in unrealized appreciation	154,244	—	1,244,701	1,007,059	2,406,004
Transfers into level 3	—	—	—	—	—
Transfers out of level 3	—	—	—	—	—
Balance as of March 31, 2012	$1,572,340	$366,001	$9,246,612	$6,400,159	$17,585,112
Net change in unrealized appreciation on level 3 investments in Portfolio Funds still held as of March 31, 2012	$154,244	$—	$1,244,701	$1,007,059	$2,406,004

Net realized gains and net change in unrealized appreciation presented above are reflected in the accompanying Statement of Operations.

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Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements

March 31, 2012

4. Investments in Portfolio Funds

The Master Fund has the ability to liquidate its investments periodically, ranging from monthly to every five years, depending on the provisions of the respective Portfolio Funds’ operating agreements. As of March 31, 2012, the Master Fund was invested in nineteen Portfolio Funds. All Portfolio Funds in which the Master Fund invested are individually identified on the Schedule of Investments. These Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities.

The Managers of substantially all Portfolio Funds receive an annual management fee of up to 2% of the Master Fund’s NAV of the respective Portfolio Funds. Management of the Portfolio Funds also receive performance allocations of up to 20% of the Master Fund’s net profit from its investments in the respective Portfolio Funds, subject to any applicable loss carryforward provisions, as defined by the respective Portfolio Funds’ operating agreements.

For the period ended March 31, 2012, aggregate purchases and proceeds from sales of investments in Portfolio Funds were $14,652,363 and $31,223,816, respectively.

5. Offering of Shares

The Master Fund’s Share activities for the period end March 31, 2012 were as follows:

Balance as of			Distributions	Balance as of
October 3, 2011*	Subscriptions	Redemptions	reinvested	March 31, 2012
100.00	68,080.51	(11,964.20)	2,303.46	58,519.77

* Commencement of Operations

6. Investment Receivables and Payables

As of March 31, 2012, $10,758,369 was due to the Master Fund from Portfolio Funds. The receivable amount represents the fair value of certain Portfolio Fund tranches, net of management fees, incentive fees and allocations that were redeemed by the Master Fund at period-end or hold-back amounts that will be received from certain Portfolio Funds. Substantially all of the receivable balance was collected subsequent to the balance sheet date. The Master Fund had no reserve on receivables as of March 31, 2012.

7. Management Fee, Related Party Transactions and Other

The Master Fund bears all of the expenses of its own operations, including, but not limited to, the investment management fee for the Master Fund payable to the Advisor, administration fees, custody fees, and transfer agent fees to State Street.

In consideration for its advisory and other services, the Advisor shall receive a quarterly management fee, payable quarterly in arrears based on the NAV of the Master Fund as of the last business day of such quarter, prior to any quarter-end redemptions, in an amount equal to an annual rate of 1.00% of the Master Fund’s NAV. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the Portfolio Funds and indirectly borne by Shareholders in the Master Fund. For the period ended March 31, 2012, the Master Fund incurred management fees of $347,911, of which $176,507 was payable to the Advisor as of March 31, 2012.

As of March 31, 2012, the Master Fund has prepaid offering costs of $2,474 and a payable balance of $4,948, of which $2,474 have been capitalized and amortized over a twelve-month period.

The Advisor has paid and borne all expenses categorized as organizational costs.

State Street provides accounting and administrative services to the Master Fund under an administrative services agreement (the “Administration Agreement”). Pursuant to the Administration Agreement, State Street is paid a monthly administrative fee at an annual rate of 0.07% of the Master Fund’s monthly NAV for these services.

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Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements

March 31, 2012

State Street also serves as the Master Fund’s Custodian and Transfer Agent. State Street shall be entitled to custody fees as reasonable compensation for its services and expenses as agreed upon from time to time between the Master Fund on behalf of each applicable Portfolio Fund and State Street. Transfer agent fees are payable monthly based on an annual per Shareholder account charge plus out-of-pocket expenses incurred by State Street on the Master Fund’s behalf. For the period ended March 31, 2012, the Master Fund incurred transfer agent fees of $3,047, of which $1,000 were payable as of March 31, 2012.

From time to time, the Master Fund may have a concentration of Shareholders holding a significant percentage of its net assets. Investment activities of these Shareholders could have a material impact on the Master Fund. As of March 31, 2012, the Cayman Feeder Fund maintains a significant holding in the Master Fund which represents 99.58% of the Master Fund’s NAV.

8. Credit Agreement

The Master Fund has entered into a credit agreement with Credit Suisse International that bears interest at LIBOR plus 1.90%. The average LIBOR rate for the period ended March 31, 2012 was 0.54%. The maximum aggregate principal amount of credit that may be extended to the Master Fund at any time is $10,000,000. The credit agreement is set to expire on December 20, 2013. The terms of the credit facility include limits on other indebtedness aggregate volatility, minimum net equity and other standard covenants. This credit agreement is not used as leverage, rather to provide bridge financing and meet liquidity needs that may arise. As of March 31, 2012, there was no outstanding balance related to this credit agreement. The credit facility is collateralized by all Portfolio Fund investments of the Master Fund.

9. Risks and Contingencies

The Master Fund’s investments in Portfolio Funds may be subject to various risk factors including market, credit, currency and geographic risk. The Master Fund’s investments in Portfolio Funds may be made internationally and thus may have concentrations in such regions. The Master Fund’s investments in Portfolio Funds are also subject to the risk associated with investing in Portfolio Funds. The Portfolio Funds are generally illiquid, and thus there can be no assurance that the Master Fund will be able to realize the value of such investments in Portfolio Funds in a timely manner. Since many of the Portfolio Funds may involve a high degree of risk, poor performance by one or more of the Portfolio Funds could severely affect the total returns of the Master Fund.

Although the Master Fund’s investments in Portfolio Funds are denominated in U.S. dollars, the Master Fund may invest in securities and hold cash balances at its brokers that are denominated in currencies other than its reporting currency. Consequently, the Master Fund is exposed to risks that the exchange rate of the U.S. dollars relative to other currencies may change in a manner that has an adverse effect on the reported value of that portion of the Master Fund’s assets which are denominated in currencies other than the U.S. dollars. The Master Fund may utilize options, futures and forward currency contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.

In order to obtain more investable cash, the Portfolio Funds may utilize a substantial degree of leverage. Leverage increases returns to investors if the Managers earn a greater return on leveraged investments than the Managers’ cost of such leverage. However, the use of leverage, such as margin borrowing, exposes the Master Fund to additional levels of risk including (i) greater losses from investments in Portfolio Funds than would otherwise have been the case had the Managers not borrowed to make the investments in Portfolio Funds, (ii) margin calls or changes in margin requirements may force premature liquidations of investment positions and (iii) losses on investments in Portfolio Funds where the Portfolio Funds fails to earn a return that equals or exceeds the Managers’ cost of leverage related to such Portfolio Funds.

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Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements

March 31, 2012

In the normal course of business, the Portfolio Funds in which the Master Fund invests may pursue certain investment strategies, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, leverage, short selling, global tactical asset allocation strategies, event-drive strategies and other related risks pursuant to the Trust Instrument. The Master Fund’s risk of loss in each Portfolio Fund is limited to the value of the Master Fund’s interest in each Portfolio Fund as reported by the Master Fund.

10. Contractual Obligations

The Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. Financial Highlights

The following summary represents per Share data, ratios to average net assets and other financial highlights information for Shareholders for the period from October 3, 2011 (Commencement of Operations) through March 31, 2012:

Per Share operating performance:
Net asset value per Share, beginning of period	$1,000.00
Net investment loss(a)	(14.63)
Net realized and unrealized gain from investments in Portfolio Funds	61.02
Net increase resulting from operations	46.39

Distributions paid
Net investment income	(32.85)
Net asset value per Share, end of period	$1,013.54
Total return(b)	4.78%
Ratio of total expenses to average net assets(c)	1.46%
Ratio of net investment loss to average net assets(d)	(1.46)%
Portfolio turnover(e)	27.73%
Net assets, end of period (in 000’s)	$59,312

(a)	Calculated based on the average Shares outstanding methodology.

(b)	Total return assumes a subscription of a Share in the Master Fund at the beginning of the period indicated and a repurchase of a Share on the last day of the period, and assumes reinvestment of all distributions during the period. Total return is not annualized for periods less than twelve months.

(c)	Ratio does not reflect the Master Fund’s proportionate share of Portfolio Funds’ expenses.

(d)	Ratio does not reflect the Master Fund’s proportionate share of Portfolio Funds’ income and expenses.

(e)	The portfolio turnover rate reflects the investment activities of the Master Fund.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

12. Subsequent Events

Unless otherwise stated throughout the notes to the financial statements, the Master Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

morgan creek capital management, llc | annual report to stockholders	37

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Board of Trustees (Unaudited)

				Number of	Other Public
				Morgan	Company
		Term of		Creek-Advised	Directorships
		Office(2) and	Principal Occupation(s)	Funds	Held by Trustee
	Position(s) Held	Length of	During Past Five Years and	Overseen by	In the Past
Name(1) and Year of Birth	With Registrant	Time Served	Other Relevant Qualifications(3)	Trustee	Five Years
Independent Trustees
William C. Blackman 1946	Trustee	Since 2010	Shareholder of Blackman & Sloop (accounting firm) from 2005 to June 2008.	3 Funds	None

Michael S. McDonald 1966	Trustee	Since 2010	Vice President of McDonald Automotive Group (automobile franchises) since 1989.	3 Funds	None

Sean S. Moghavem 1964	Trustee	Since 2010	President of Archway Holdings Corp. since prior to 2005 to present; President of URI Health and Beauty LLC since prior to 2005 to present; President of Archway Holdings-Wilmed LLC from April 2008 to present.	3 Funds	None

Interested Trustees(4)
Mark W. Yusko 1963	Trustee, Chairman and President	Since 2010	Mr. Yusko is Chief Investment Officer and Chief Executive Officer of Morgan Creek Capital Management, LLC since July, 2004. Previously, Mr. Yusko served as President and Chief Executive Officer for UNC Management Co., LLC from January 1998 through July 2004, where he was responsible for all areas of investment management for the UNC Endowment and Affiliated Foundation Funds.	3 Funds	None

Michael Hennessy 1957	Trustee, Managing Director and Investments	Since 2010	Mr. Hennessy is Managing Director of Morgan Creek Capital Management, LLC since July, 2004. Previously, Mr. Hennessy served as Vice President for UNC Management Co., LLC from January 1998 through July 2004, where he was responsible for all areas of investment management for the UNC Endowment and Affiliated Foundation Funds.	3 Funds	None

(1)	The address for each of the Master Funds’ Trustees is c/o Morgan Creek Capital Management, LLC, 301 West Barbee Chapel Road, Chapel Hill, NC 27517.

(2)	Trustees serve until their resignation, removal or death.

(3)	The information above includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee’s qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the Funds.

(4)	Mr. Yusko and Mr. Hennessy are “interested persons,” as defined in the 1940 Act, of the Funds based on their position with Morgan Creek Capital Management, LLC and its affiliates.

Fund Management (Unaudited)

	Position(s) Held	Length of
Name and Year of Birth	With Registrant	Time Served	Principal Occupation(s) During Past Five Years
Officers
Mark B. Vannoy 1976	Treasurer	Since 2010	Mr. Vannoy joined Morgan Creek in January 2006 and serves as Director of Fund Administration. Prior to Morgan Creek, Mr. Vannoy worked at Nortel Networks, Ernst & Young, and KPMG both in the United States and Cayman Islands.

Taylor Thurman 1979	Chief Compliance	Since 2011	Mr. Thurman joined Morgan Creek in February 2006 and serves as Director. Prior to Morgan Creek, Mr. Thurman was employed by Cambridge Associates, LLC, an investment consulting firm, from 2003 to February 2006.
Officer
David K. James 1970	Secretary	Since 2010	Vice President and Managing Counsel, State Street Bank and Trust Company (2009 to present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 to 2009); Retired (2005); and Assistant Vice President and Counsel, State Street Bank and Trust Company (October 2000 to December 2004).

morgan creek capital management, llc | annual report to stockholders	38

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Master Fund’s policies and procedures with respect to the voting of proxies relating to the Portfolio Funds; and (2) how the Master Fund voted proxies relating to Portfolio Funds during the most recent 12-month period ended March 31 is available without charge, upon request, by calling the Master Fund at 1-919-933-4004. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Master Fund also files a complete Schedule of Investments with the Securities and Exchange Commission for the Master Fund’s first and third fiscal quarters on Form N-Q. The Master Fund’s Form N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Masters Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-919-933-4004.

Privacy Notice for Clients/Customers/Service Providers of Morgan Creek Capital Management, LLC

As required under applicable federal law, this notice informs you of the privacy policies of Morgan Creek Capital Management, LLC, its affiliated entities and its affiliated investment funds (collectively referred to as “the Advisor”).

The Advisor will not disclose information concerning the Advisory Clients, investors or former clients or investors, such as names, addresses, social security numbers, tax identification numbers, net worth, total assets, income, and other financial information necessary to determine required accreditation standards (the “Information”) except: (i) to the administrator, the Advisor’s attorneys, accountants, auditors and to other service providers that assist the Advisor in providing advisory services and/or effecting client transactions and who have a need for the Information in connection with such providing services; (ii) to third-party service providers or financial institutions who may be providing marketing services to the Advisor, provided that such persons must agree to protect the confidentiality of the Information and use the Information only for the purposes of providing services to the Advisor; and (iii) as otherwise required or permitted by law. The Advisor restricts access to the Information to employees who need to know the Information to provide services to the Advisor, its advisory clients and investors. The Advisor also maintains physical, electronic and procedural safeguards that comply with U.S. federal standards to guard the Information.

morgan creek capital management, llc | annual report to stockholders	39

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

This Privacy Notice relates to the following entities:

Morgan Creek Capital Management, LLC

Morgan Creek Fund Management, LLC

Morgan Creek Capital Partners, LLC

Morgan Creek Capital Partners Asia, LLC

Morgan Creek RE GP, LLC

Morgan Creek GP Co-Invest (PAA), LLC

Morgan Creek Opportunity Fund, LP

Morgan Creek Opportunity Offshore Fund, Ltd.

Morgan Creek Absolute Return Fund, LP

Morgan Creek Absolute Return Offshore Fund (SPC), Ltd.

Morgan Creek Absolute Return Master Fund, LP

Morgan Creek BRIC Plus Fund, LP

Morgan Creek BRIC Plus Offshore Fund, Ltd.

Morgan Creek BRIC Plus Master Fund, Ltd.

The Morgan Creek Fund, LP

The Morgan Creek Fund, Ltd.

Morgan Creek Dislocation Master Fund, LP

Morgan Creek Dislocation Fund, LP

Morgan Creek Dislocation Offshore Fund, Ltd.

Morgan Creek Credit Strategies Fund, LP

Morgan Creek Credit Strategies Fund, Ltd.

Morgan Creek Partners I, LP

Morgan Creek Partners II, LP

Morgan Creek Partners III, LP

Morgan Creek Partners IV, LP

morgan creek capital management, llc | annual report to stockholders	40

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Approval of Investment Management Agreement

The Board of Trustees (the “Board” or each separately a “Trustee”) met for the first time at an in-person organizational meeting on October 4, 2010. Matters bearing on the Master Fund’s investment management agreement (the “Agreement”) with Morgan Creek Capital Management, LLC (“Morgan Creek” or the “Advisor”) were considered at organizational meeting. The Trustees received information relating to the Agreement derived from a number of sources and covering a range of issues. At the meeting, the Board, including a majority of the Trustees who are not “interested persons” as defined under the Investment Company Act of 1940, as amended (“Independent Trustees”), unanimously voted to approve the Agreement with Morgan Creek for the Master Fund for an initial twenty-four month period beginning October 3, 2011, the date the Master Fund commenced operations.

In considering the initial approval of the Agreement, the Independent Trustees requested and evaluated extensive materials from Morgan Creek and other sources, including, among other items: (a) an overview of the discretionary investment advisory services provided by Morgan Creek; (b) the breadth and experience of the investment management and research staff of Morgan Creek; (c) financial information for Morgan Creek; (d) marketing and distribution support to be provided by Morgan Creek to the Master Fund; (e) the current Form ADV of Morgan Creek; (f) the expected profitability report of Morgan Creek with respect to the Master Fund; (g) the fees charged to other clients relative to fees charged to the Master Fund by Morgan Creek; and (h) the resources devoted to compliance with the Fund’s (i) investment policy, (ii) investment restrictions, (iii) policies on personal securities transactions, (iv) other policies and procedures that form Morgan Creek’s portions of the Master Fund’s compliance program and (v) Morgan Creek’s responsibilities overseeing the Master Fund’s service providers.

The Independent Trustees, as well as the full Board, considered all factors it believed relevant with respect to Morgan Creek, including but not limited to: the nature and quality of services provided; investment performance relative to appropriate peer groups and indices; skills, breadth of experience and capabilities of personnel, including continued employment of key personnel; stability of management; comparative data on fees, expenses and performance; marketing and distribution capabilities; potential economies of scale; commitments to provide high levels of support and service to the Master Fund; commitment for a period of time to provide contractual expense cap to the Master Fund; potential benefits to Morgan Creek from its relationship to the Master Fund, including revenues to be derived from services provided to the Master Fund by their affiliates, if any; and potential benefits to the Master Fund and its shareholders of receiving research services, if any, from broker/dealer firms in connection with allocation of portfolio transactions to such firms.

morgan creek capital management, llc | annual report to stockholders	41

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

In determining to approve the Agreement, the Board considered the following factors:

Nature, Extent and Quality of Services. The Board reviewed and considered the nature, extent and quality of the proposed services to be provided by Morgan Creek and expects that such services will be of high-quality and in the best interests of the Master Fund, noting that the Advisor’s prior history, experience and reputation are exceptional.

Investment Performance. The Board noted that while the Master Fund has no performance of its own yet, the Advisor’s historical performance record for investment strategies similar to the Master Fund was good in comparison to relevant benchmarks across various 1-year, 3-year and 5-year periods.

Economies of Scale. The Board discussed economies of scale noting that it was premature to evaluate as the Master Fund had not commenced operations at the time of the organizational meeting.

Service and Cost Comparisons. The Board compared the projected expense ratios of the investment advisory fee, other expenses, and total expenses of the Master Fund to similar expense ratios of the peer group of similar funds. The Board also noted that an advisory fee waiver structure would be in effect for the Master Fund. The Board were presented with various information comparing the advisory fee to the fee for other types of accounts managed by the Advisor.

Conclusions. The Board concluded that Morgan Creek was experienced in managing similar investments products as the Master Fund and its key personnel have sufficient expertise necessary to serve as investment adviser to the Master Fund. The Board also concluded that the Master Fund’s projected expense ratios and potential profitability to Morgan Creek of managing the Master Fund were reasonable, and that economies of scale were not a significant factor in their thinking at this time as the Master Fund had not become operational. The Board did not view the potential profitability of ancillary services as material to its decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Board through the exercise of its business judgment determined that the approval of the Agreement was in the best interest of the Master Fund and the compensation to be payable under the Agreement was fair and reasonable.

morgan creek capital management, llc | annual report to stockholders	42

Global Equity Long/Short Master Fund

(A Delaware Statutory Trust)

Global Equity Long/Short Master Fund

301 West Barbee Chapel Road, Suite 200

Chapel Hill, NC 27517

Trustees

William C. Blackman

Michael S. McDonald

Sean S. Moghavem

Mark W. Yusko

Michael Hennessy

Officers

Mark B. Vannoy

Taylor Thurman

David K. James

Advisor

Morgan Creek Capital Management, LLC

301 West Barbee Chapel Road, Suite 200

Chapel Hill, NC 27517

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

4130 ParkLake Avenue, Suite 500

Raleigh, NC 27612

Legal Counsel

Seward & Kissel LLP

1200 G Street, NW, Suite 350

Washington, DC 20005

morgan creek capital management, llc | annual report to stockholders	43

301 West Barbee Chapel Road

Suite 200

Chapel Hill, NC 27517

Item 2. Code of Ethics.

(a)       Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”), has adopted a code of ethics that applies to the Fund’s principal executive officer and principal financial officer. A copy of the Fund’s Code of Ethics is attached as exhibit 12(a)(1) to this Form N-CSR.

(c)       There have been no amendments during the period covered by this report to a provision of the code of ethics that applies to the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(d)       The Fund has not granted any waivers during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Board of Trustees of the Fund (the “Board”) has determined that the Fund has at least one audit committee financial expert serving on the audit committee.

(a)(2)      The audit committee financial expert is William Blackman. Mr. Blackman has been deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees. The aggregate Audit Fees of the Fund’s independent public accountant for professional services rendered for the audit of the Fund’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ended March 31, 2012 were $27,500.

(b)       Audit-Related Fees. The aggregate Audit-Related Fees of the Fund’s independent public accountant for assurances and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and are not reported as Audit Fees, which included the review of financial information contained within registration statement filings conducted on behalf of the Fund, as cited within paragraph (e)(2) of this Item, for the fiscal year ended March 31, 2012, were $10,000.

(c)       Tax Fees. The aggregate Tax Fees of the Fund’s independent public accountant for professional services rendered for tax compliance, tax advice, and tax planning services, which included the review of federal and state income tax returns and the review of the federal excise tax returns, for the fiscal year ended March 31, 2012, were $8,000.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent public accountant’s tax division except those services related to the audit.

(d)       All Other Fees. The aggregate Other Fees of the Fund’s independent public accountant for all other non-audit services rendered to the Fund for the fiscal year ended March 31, 2012 were $0.

(e)(1)    Pursuant to the Fund’s Audit Committee Charter, the Audit Committee shall evaluate the independence of the independent public accountant. Specifically, the Audit Committee will be responsible for evaluating the provision of non-audit services to be provided to the registrant as required by Section 201 of the Sarbanes-Oxley Act of 2002, as amended (the “Sarbanes-Oxley Act”), any pre-approval requests submitted by the independent public accountant as required by Section 202 of the Sarbanes-Oxley Act or as otherwise required under Section 2-01 of Regulation S-X, and shall monitor the conflict of interest requirements in Section 206 of the Sarbanes-Oxley Act, and the prohibitions on improper influence on the conduct of audits in section 303 of the Sarbanes-Oxley Act. The Audit Committee shall pre-approve any engagement of the independent public accountant to provide any services (other than prohibited non-audit services) including the fees and compensation to be paid to the independent public accountant.

(e)(2)    There were no pre-approval requirements waived for the services provided to the Fund described in paragraphs (b)-(d) of Item 4 by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. There were no fees billed for services provided to Morgan Creek Capital Management, LLC, the investment adviser to the Fund (the “Advisor”), described in paragraphs (b)-(d) of Item 4 that were required to be pre-approved by the Audit Committee as described in paragraph (e)(1) of Item 4.

(f)         Not applicable.

(g)        The aggregate non-audit fees billed by the Fund’s accountant for services rendered to the Fund, and rendered to the Advisor (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Fund for each of the last two fiscal years of Fund, was $0.

(h)        The Fund’s Audit Committee has considered the provision of non-audit services that were rendered by the independent public accountant to the Advisor and the Advisor’s affiliates, including, if applicable, any that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining the independence of the accountant, taking into account representations from the principal auditor, in accordance with Independence Standards Board requirements and the meaning of the securities laws administered by the U.S. Securities and Exchange Commission (“SEC”), regarding its independence from the registrant, its investment adviser and the adviser’s affiliates.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

The Fund has delegated to the Advisor the voting of proxies relating to the registrant's portfolio securities. The policies and procedures used by the Advisor to determine how to vote proxies relating to the Fund's portfolio securities, including the procedures used when a vote presents a conflict of interest involving the Advisor or any of its affiliates, are contained in the Advisor’s Proxy Voting Guidelines, which are attached hereto as Exhibit 12(a)(4).

Item 8. Portfolio Managers of Closed-End Management Investment Company.

(a)(1)      As of March 31, 2012, the portfolio manager of the Fund is:

Mark W. Yusko

Chief Investment Officer and Chief Executive Officer

Portfolio Manager

Investment experience: 20 years

Mr. Yusko is Chief Investment Officer and Chief Executive Officer of the Advisor since July 2004. Prior to forming the Advisor, Mr. Yusko was President and Chief Investment Officer of UNC Management Company, LLC, the endowment investment office for the University of North Carolina at Chapel Hill, from 1998 to 2004. Previously, he was the Senior Investment Director for the University of Notre Dame Investment Office. He holds an M.B.A. from the University of Chicago and a B.S. in biology and chemistry from the University of Notre Dame.

(a)(2)      The Portfolio Manager, who is primarily responsible for the day-to-day management of the Fund and Global Equity Long/Short Master Fund (the “Master Fund”), also manages other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of August 31, 2011: (i) the number of other pooled investment vehicles and other accounts managed by the Portfolio Manager and the total assets of such vehicles and accounts; and (ii) the number and total assets of such vehicles and accounts with respect to which the advisory fee is based on performance.

	Registered Investment Companies Managed by Portfolio Manager		Pooled Investment Vehicles Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
Name of Portfolio Manager	Number	Total Assets (billions)	Number	Total Assets (billions)	Number	Total Assets (billions)
Mark W. Yusko	11	$6	28	$1.7	19	$1.8	(1)

	Registered Investment Companies Managed by Portfolio Manager		Pooled Investment Vehicles Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
Name of Portfolio Manager	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
Mark W. Yusko	5	$1.5	23	$1.7	18	$1	(1)

(1)

Mr. Yusko serves as the principal executive officer of Morgan Creek Capital Management, LLC, a member of the investment committee of Hatteras Master Fund and member of the investment committee for The Endowment Fund. $1 billion included in Total Assets of Pooled Investment Vehicles Managed is also included in Total Assets of Other Accounts Managed by Portfolio Manager.

Conflicts of Interest:

The Advisor engages in other activities including managing the assets of various private funds and institutional accounts. In the ordinary course of business, the Advisor engages in activities in which the Advisor's interests or the interests of its clients may conflict with the interests of the Fund or its shareholders. The discussion below sets out such conflicts of interest that may arise; conflicts of interest not described below may also exist. The Advisor can give no assurance that any conflicts of interest will be resolved in favor of the Fund or its shareholders.

The Portfolio Manager is responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. The Portfolio Manager may manage separate accounts and other pooled investment vehicles that may have materially higher, lower or different fee arrangements than the Master Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and/or pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities.

Transactions by the Advisor — The Advisor may pursue acquisitions of assets and businesses and identification of an investment opportunity in connection with its existing businesses or a new line of business without first offering the opportunity to the Fund. Such an opportunity could include a business that competes with the Fund or a Portfolio Fund in which the Fund has invested or proposes to invest.

From time to time, the Advisor may pursue the development of investment managers who will manage private investment funds that would otherwise qualify as investments for the Fund. Due to the conflicts of interest involved and in accordance with applicable law, the Advisor will not make any investment for the Fund in any Portfolio Fund that is managed by an affiliate of the Advisor. Accordingly, there may be investments that are unavailable to the Fund due to the manager's affiliation with the Advisor. Further, in the event that the Advisor acquires a business or investment manager that is a manager of any Portfolio Fund, the Advisor may need to liquidate any investment by the Fund in a Portfolio Fund managed by such affiliated investment manager.

In addition, the Advisor may have other relationships with Portfolio Funds or Managers which may not result in the Advisor directly or indirectly controlling, being controlled by, or being under common control with, such Portfolio Funds or Managers. These relationships may include distribution or intermediary relationships with Portfolio Funds, strategic or principal investments in Portfolio Funds or their Managers, or other contractual relationships. To the extent permitted by applicable law, it is possible that the Fund may invest in one or more such Portfolio Funds or with one or more such Managers. In such circumstances, the management fee and the incentive fee charged by any such Portfolio Fund or Manager may still apply.

The Advisor's Asset Management Activities — The Advisor conducts a variety of asset management activities, including sponsoring unregistered investment funds. Those activities also include managing assets of employee benefit plans that are subject to ERISA and related regulations. The Advisor's investment management activities may present conflicts if the Fund and these other investment or pension funds either compete for the same investment opportunity or pursue investment strategies counter to each other.

Voting Rights in Portfolio Funds — From time to time, a Portfolio Fund may seek the approval or consent of its investors in connection with certain matters relating to the Portfolio Fund. In such a case, the Advisor has the right to vote in its sole discretion the Fund's interest in the Portfolio Fund. The Advisor considers only those matters it considers appropriate in taking action with respect to the approval or consent of the particular matter. Business relationships may exist between the Advisor and its affiliates on the one hand, and the Managers and affiliates of the Portfolio Funds on the other hand, other than as a result of the Fund' investment in a Portfolio Fund. As a result of these existing business relationships, the Advisor may face a conflict of interest acting on behalf of the Fund and its shareholders.

Portfolio Funds may, consistent with applicable law, not disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisor to monitor whether holdings of the Portfolio Funds cause the Fund to be above specified levels of ownership in certain asset classes. To avoid adverse regulatory consequences in such a case, the Fund may need to hold its interest in a Portfolio Fund in non-voting form. Additionally, in order to avoid becoming subject to certain prohibitions under the Investment Company Act of 1940, as amended (“1940 Act”), with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Portfolio Fund. This limitation on owning voting securities is intended to ensure that a Portfolio Fund is not deemed an "affiliated person" of the Fund for purposes of the 1940 Act, which may, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Advisor. To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interest in a Portfolio Fund. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. Other Portfolio Funds or accounts managed by the Advisor may also waive their voting rights in a particular Portfolio Fund. Subject to the oversight of the Fund's Board, the Advisor will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Advisor in the particular Portfolio Fund. These voting waiver arrangements may increase the ability of the Fund to invest in certain Portfolio Funds. However, to the extent the Fund contractually foregoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of the interestholders of the Portfolio Fund, including matters adverse to the Fund's interests. This restriction could diminish the influence of the Fund in a Portfolio Fund, as compared to other investors in the Portfolio Fund (which could include other Portfolio Funds or accounts managed by the Advisor, if they do not waive their voting rights in the Portfolio Fund), and adversely affect the Fund' investment in the Portfolio Fund, which could result in unpredictable and potentially adverse effects on the Fund’s shareholders. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. In these circumstances, transactions between the Fund and a Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Client Relationships — The Advisor and its affiliates may have relationships with sponsors and managers of Portfolio Funds, corporations and institutions. In providing services to its clients and the Fund, the Advisor may face conflicts of interest with respect to activities recommended to or performed for, such clients on the one hand, and the Fund, the Fund’s shareholders and/or the Portfolio Funds on the other hand. The Advisor may also face conflicts of interest in connection with any purchase or sale transactions involving an investment by the Fund, whether to or from a client of the Advisor, and in connection with the consideration offered by, and obligations of, such client of the Advisor in such transactions. In such cases, the Advisor will owe fiduciary duties to the client of the Advisor that may make the Advisor's interest adverse to that of the Fund. In addition, these client relationships may present conflicts of interest in determining whether to offer certain investment opportunities to the Fund.

Diverse Membership; Relationships with Shareholders — The Fund’s shareholders are expected to include entities organized under U.S. law and in various jurisdictions that may have conflicting investment, tax and other interests with respect to their investments in the Fund. The conflicting interests of individual shareholders may relate to or arise from, among other things, the nature of investments made by the Fund and/or Portfolio Funds, the structuring of the acquisition of investments of the Fund, and the timing of disposition of investments. This structuring of the Fund' investments and other factors may result in different returns being realized by different shareholders. Conflicts of interest may arise in connection with decisions made by the Advisor, including decisions with respect to the nature or structuring of investments, that may be more beneficial for one shareholder than for another shareholder, especially with respect to shareholders' individual tax situations. In selecting Portfolio Funds for the Fund, the Advisor considers the investment and tax objectives of the Fund as a whole, not the investment, tax or other objectives of any shareholder individually.

Brokerage Activities — The Advisor will be authorized to engage in transactions in which it acts as a broker for the Fund and for another person on the other side of the transaction. In any such event, the Advisor may receive commissions from, and have a potentially conflicting division of loyalties and responsibilities regarding, both parties to such transactions. The Advisor may also act as agent for the Fund, Portfolio Funds and other clients in selling publicly traded securities simultaneously. In such a situation, transactions may be bundled and clients, including the Fund, may receive proceeds from sales based on average prices received, which may be lower than the price which could have been received had the Fund sold its securities separately from the Advisor's other clients.

Related Funds — Conflicts of interest may arise for the Advisor in connection with certain transactions involving investments by the Fund in Portfolio Funds, and investments by other funds advised by the Advisor, or sponsored or managed by the Advisor, in the same Portfolio Funds. Conflicts of interest may also arise in connection with investments in the Fund by other funds advised or managed by the Advisor or any of its affiliates. Such conflicts could arise, for example, with respect to the timing, structuring and terms of such investments and the disposition of them. The Advisor or an affiliate may determine that an investment in a Portfolio Fund is appropriate for a particular client or for itself or its officers, directors, principals, members or employees, but that the investment is not appropriate for the Fund. Situations also may arise in which the Advisor, one of its affiliates, or the clients of either have made investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or available to, the Fund. The investment activities of the Advisor, its affiliates and any of their respective officers, directors, principals, members or employees may disadvantage the Fund in certain situations if, among other reasons, the investment activities limit the Fund' ability to invest in a particular Portfolio Fund.

Management of the Fund — Personnel of the Advisor or its affiliates will devote such time as the Advisor, the Fund and their affiliates, in their discretion, deem necessary to carry out the operations of the Fund effectively. Officers, principals, and employees of the Advisor and its affiliates will also work on other projects for the Advisor and its other affiliates (including other clients served by the Advisor and its affiliates) and conflicts of interest may arise in allocating management time, services or functions among the affiliates. The Advisor has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Advisor seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Advisor has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Compensation:

Mr. Mark W. Yusko has significant day-to-day duties in the management of the Fund and the Master Fund, including providing analysis and recommendations on asset allocation and Portfolio Fund selection. Mr. Yusko owns equity interests in the Advisor, which pays him a base salary and he may receive a bonus, and the Advisor is obligated to make distributions of profits to him, as well as the other members, on an annual basis.

Ownership of Securities:

The following table sets forth, for the portfolio manager, the aggregate dollar range of the registrant's equity securities beneficially owned as of March 31, 2012.

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Mark. W. Yusko (b) Not applicable.	$0

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Fund’s Board, where those changes were implemented after the Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 C.F.R. 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 C.F.R. 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)      The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)  Code of Ethics is attached hereto in response to Item 2(f).

(a)(2)  The certifications required by Rule 30a-2 of the 1940 Act are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Proxy voting policies and procedures of the Fund’s investment adviser are attached hereto in response to Item 7.

(b)      The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Creek Global Equity Long/Short Institutional Fund

By: /s/ Mark W. Yusko____________________________

Mark W. Yusko

Principal Executive Officer

Date: June 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark W. Yusko____________________________

Mark W. Yusko

Principal Executive Officer

Date: June 7, 2012

By: /s/ Mark B. Vannoy___________________________

Mark B. Vannoy

Principal Financial Officer

Date: June 7, 2012